Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues		$ 245,088		$ 226,740		$ 194,804
Interest Expense		$ 7,102		$ 6,500		$ 6,192
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues	$ 1,468		$ 830		$ 452
Purchases of Raw Materials	18,075		17,285		14,420
Interest Expense	1,257		1,148		1,749
Other	$ 4,065		$ 2,973		$ 2,509